PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING	12 Months Ended
Dec. 31, 2023
Private Placement -2 Ppm-2 And Jh Darbie Funding
PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING

NOTE 8 – PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING

In July and October 2023, the Company entered into a series of subscription agreements with certain accredited investors (the “financing”) whereby the Company issued and converted a total of 82 Units, with each Unit consisting of:

●

One 16% convertible unsecured promissory note (the “Note”) of $25,000, convertible into up to 250,000 shares of the Company’s common stock (par value of $0.01) based on a conversion price of $0.10 per share.

●	250,000 warrants to purchase an equivalent number of shares of the Company’s common stock at a strike price of $0.12 per share (“Oncotelic warrant”).

The Company converted the debt of fifteen (15) accredited investors from the previous PPM (“PPM -1”- See Note 7 above) into the current subscription agreements under the PPM-2, which resulted in conversion of $1.0 million of old debt into new debt to the Company; and the Company did not receive any cash proceeds through the July and October 2023 conversions. JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which DH Darbie had the right to sell a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis. Initial placement agent fees of $25,000 were paid to JH Darbie. Subsequently, the Company paid JH Darbie an advance of $75,000 for processing the first tranche of the Financing and the balance of their fees of $75,000 in July 2023, when the Financing for both Tranche 1 and Tranche 2 was closed. The issuance of the Units in July 2023 represented the two tranches of the Financing (“Tranche 1 and 2”). Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company is to provide warrant coverage equal to 13% of all of the units sold to JH Darbie. As the Company converted an aggregate of 82 units, JH Darbie was entitled to earn a total of 1,300,000 warrants. Further, in October 2023, the Company entered into a series of subscription agreements with 27 accredited investors which resulted in a conversion of a gross amount of $1.05 million, consisting of 42 notes, under the prior JH Darbie Financing into new debt to the Company. This conversion constituted to be Tranche 3 of the July 2023 PPM and the terms and conditions of such conversion are the same as that of the first 2 Tranches. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.

In connection with the consummation of Tranche 1, 2 and 3 of the July 2023 PPM, the Company entered into a Registration Rights Agreement granting certain registration rights with respect to the shares of the Company’s Common Stock issued in connection with the financing, as well as the shares of the Company’s Common Stock issuable upon exercise of the Warrants. The issuance of the Units is exempt from the registration requirements of the Securities Act of 1933, as amended (“Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as provided in Rule 506 of Regulation D promulgated thereunder. The shares of common stock and warrants and any shares of common stock issuable upon exercise of the warrants, have not been registered under the Securities Act or any other applicable securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act.

As of December 31, 2023, and December 31, 2022, debt recorded under PPM-2, net of debt discounts and including accrued interest, consist of the following amounts:

	December 31, 2023	December 31, 2022
Convertible promissory notes
Subscription agreements - accredited investors	$1,898,468	$-
Total convertible promissory, net of discounts	$1,898,468	$-

The Company incurred approximately $0.3 million of issuance costs under the PPM-2 and are incremental costs directly related to the issuance of the various instruments bundled in the offering. Concurrently with the PPM- 2, JH Darbie was granted a total of 2,665,000 stock warrants, exercisable over a two-year period.

The terms of convertible notes are summarized as follows:

●	Term: through December 31, 2025
●	Coupon: 16%
●	Convertible at the option of the holder at any time into the Company’s common stock
●	Conversion price is set at $0.10 per share subject to standard anti-dilution provision.

Management reviewed the guidance per ASC 470-60 Troubled debt restructurings and ASC 470-50 Debt- Modifications and Extinguishments and concluded that the terms of the agreements were substantially different and, accounted for the transaction as a debt extinguishment. The transaction resulted in a loss from debt extinguishment of approximately $95,000, which is presented in other expense in the consolidated statements of operations for the year ended December 31, 2023. The estimated volume weighted grant date fair value of approximately $0.008 per share associated with the warrants to purchase up to 11,300,000 shares of common stock issued in this offering, or a total of approximately $95,000, was recorded to additional paid-in capital. All warrants sold in this offering have an exercise price of $0.12 per share of the Company stock, subject to adjustment, are exercisable immediately and expire two years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	2 years
Expected volatility	145.1%-157.5%
Risk-free interest rates	4.94%-5.02%
Dividend	0.00%

The Company recorded an initial debt discount of approximately $284,000 during the year ended December 31, 2023. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $50,000 for the year ended December 31, 2023, which is included in interest expense in the statements of operations. No similar debt discounts, debt issuance costs or amortizations were recorded during the same periods of 2022.

During the year ended December 31, 2023, the Company incurred approximately $122,000 of interest expense related to the convertible notes. No similar interest expense was recorded during the same periods of 2022.

The Company converted the remaining 12 unit holders under the PPM-1 into the PPM-2 in January 2024. The terms and conditions of the conversions are the same as the July and October 2023 conversions.